Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net earnings (loss)	$ (435)	$ 5,416	$ 2,591
Net change in derivative financial instruments designated as cash flow hedges
Unrealized income, net of taxes of $2 million (2019 – $13 million, 2018 – $nil)	13	99	5
Reclassification to net earnings (loss), net of taxes of $2 million (2019 – $5 million, 2018 – $6 million)	(15)	(41)	(39)
Net change in derivative financial instruments designated as cash flow hedges	(2)	58	(34)
Foreign currency translation adjustment
Translation of net investment	(24)	(146)	224
Other comprehensive income (loss), net of taxes	(26)	(88)	190
Comprehensive income (loss)	$ (461)	$ 5,328	$ 2,781